Eaton Vance

Dividend Builder Fund

March 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
Aerospace & Defense — 3.2%
Aerojet Rocketdyne Holdings, Inc.	239,800	$11,261,008
L3Harris Technologies, Inc.	101,800	20,632,824

		$31,893,832

Banks — 6.6%
JPMorgan Chase & Co.	151,300	$23,032,399
PNC Financial Services Group, Inc. (The)	120,700	21,171,987
Truist Financial Corp.	361,400	21,076,848

		$65,281,234

Beverages — 3.8%
Coca-Cola European Partners PLC	369,800	$19,288,768
PepsiCo, Inc.	128,400	18,162,180

		$37,450,948

Biotechnology — 4.0%
AbbVie, Inc.	232,400	$25,150,328
Amgen, Inc.	56,600	14,082,646

		$39,232,974

Capital Markets — 5.5%
BlackRock, Inc.	17,400	$13,118,904
Intercontinental Exchange, Inc.	155,800	17,399,744
S&P Global, Inc.	65,300	23,042,411

		$53,561,059

Chemicals — 1.0%
Air Products and Chemicals, Inc.	35,300	$9,931,302

		$9,931,302

Communications Equipment — 1.6%
Cisco Systems, Inc.	305,200	$15,781,892

		$15,781,892

Containers & Packaging — 0.7%
Packaging Corp. of America	53,600	$7,208,128

		$7,208,128

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	317,600	$9,613,752
Verizon Communications, Inc.	168,580	9,802,927

		$19,416,679

Security	Shares	Value
Electrical Equipment — 1.2%
Emerson Electric Co.	126,400	$11,403,808

		$11,403,808

Health Care Equipment & Supplies — 4.0%
Danaher Corp.	89,600	$20,167,168
Medtronic PLC	165,300	19,526,889

		$39,694,057

Health Care Providers & Services — 2.9%
UnitedHealth Group, Inc.	76,100	$28,314,527

		$28,314,527

Hotels, Restaurants & Leisure — 3.2%
McDonald’s Corp.	78,500	$17,594,990
Starbucks Corp.	125,500	13,713,385

		$31,308,375

Industrial Conglomerates — 1.9%
Honeywell International, Inc.	87,600	$19,015,332

		$19,015,332

Insurance — 1.9%
Progressive Corp. (The)	190,100	$18,175,461

		$18,175,461

Interactive Media & Services — 5.2%
Alphabet, Inc., Class A(1)	8,800	$18,150,176
Alphabet, Inc., Class C(1)	7,514	15,543,686
Facebook, Inc., Class A(1)	60,700	17,877,971

		$51,571,833

Internet & Direct Marketing Retail — 3.2%
Amazon.com, Inc.(1)	10,100	$31,250,208

		$31,250,208

IT Services — 9.3%
Accenture PLC, Class A	79,200	$21,879,000
Automatic Data Processing, Inc.	128,500	24,218,395
Fidelity National Information Services, Inc.	111,200	15,635,832
Visa, Inc., Class A	138,500	29,324,605

		$91,057,832

Media — 2.3%
Comcast Corp., Class A	420,200	$22,737,022

		$22,737,022

Security	Shares	Value
Metals & Mining — 1.0%
Rio Tinto PLC ADR(2)	129,300	$10,040,145

		$10,040,145

Multiline Retail — 1.3%
Dollar General Corp.	61,300	$12,420,606

		$12,420,606

Oil, Gas & Consumable Fuels — 4.5%
Exxon Mobil Corp.	222,300	$12,411,009
Phillips 66	197,300	16,087,842
Valero Energy Corp.	221,600	15,866,560

		$44,365,411

Personal Products — 0.9%
Unilever PLC ADR	154,500	$8,625,735

		$8,625,735

Pharmaceuticals — 4.4%
Johnson & Johnson	138,700	$22,795,345
Sanofi	203,400	20,113,037

		$42,908,382

Professional Services — 1.2%
Booz Allen Hamilton Holding Corp., Class A	151,700	$12,216,401

		$12,216,401

Road & Rail — 1.5%
Union Pacific Corp.	65,400	$14,414,814

		$14,414,814

Semiconductors & Semiconductor Equipment — 4.9%
Broadcom, Inc.	52,900	$24,527,614
Texas Instruments, Inc.	122,800	23,207,972

		$47,735,586

Software — 7.3%
Microsoft Corp.	305,067	$71,925,647

		$71,925,647

Specialty Retail — 3.1%
Home Depot, Inc. (The)	100,500	$30,677,625

		$30,677,625

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 5.6%
Apple, Inc.	446,948	$54,594,698

		$54,594,698

Textiles, Apparel & Luxury Goods — 0.8%
VF Corp.	100,100	$7,999,992

		$7,999,992

Total Common Stocks (identified cost $644,435,616)		$982,211,545

Short-Term Investments — 0.6%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(3)	390,216	$390,216
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (4)	5,921,001	5,921,001

Total Short-Term Investments (identified cost $6,311,217)		$6,311,217

Total Investments — 100.6% (identified cost $650,746,833)		$988,522,762

Other Assets, Less Liabilities — (0.6)%		$(5,922,235)

Net Assets — 100.0%		$982,600,527

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at March 31, 2021. The aggregate market value of securities on loan at March 31, 2021 was $9,939,744 and the total market value of the collateral received by the Fund was $10,226,691, comprised of cash of $5,921,001 and U.S. government and/or agencies securities of $4,305,690.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2021.

(4)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:

ADR	–	American Depositary Receipt

The Fund did not have any open derivative instruments at March 31, 2021.

At March 31, 2021, the value of the Fund’s investment in affiliated funds was $390,216, which represents 0.04% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$2,158,673	$17,656,953	$(19,425,410)	$—	$—	$390,216	$360	390,216

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$93,725,534	$—		$—	$93,725,534
Consumer Discretionary	113,656,806	—		—	113,656,806
Consumer Staples	46,076,683	—		—	46,076,683
Energy	44,365,411	—		—	44,365,411
Financials	137,017,754	—		—	137,017,754
Health Care	130,036,903	20,113,037		—	150,149,940
Industrials	88,944,187	—		—	88,944,187
Information Technology	281,095,655	—		—	281,095,655
Materials	27,179,575	—		—	27,179,575
Total Common Stocks	$962,098,508	$20,113,037	*	$—	$982,211,545
Short-Term Investments	$5,921,001	$390,216		$—	$6,311,217
Total Investments	$968,019,509	$20,503,253		$—	$988,522,762

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.